BNY Mellon Innovators ETF

Summary Prospectus | May 4, 2023

Ticker Symbol: BKIV

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/etf. You can also get this information at no cost by calling 1-833-ETF-BNYM (383-2696) (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com. The fund's prospectus and statement of additional information, dated May 4, 2023, are incorporated by reference into this summary prospectus.

Investment Objective

The fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses* (Expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.00%
Total annual fund operating expenses	0.50%

1 "Other expenses" are based on estimated amounts for the current fiscal year.

* The fund's management agreement provides that BNY Mellon ETF Investment Adviser, LLC (Adviser), the fund's investment adviser, will pay substantially all expenses for the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program to be adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$51	$160

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. The fund is new and does not yet have a portfolio turnover rate to disclose.

Principal Investment Strategy

To pursue its goal, the fund normally invests principally in equity securities of U.S. innovation-driven companies. The fund's sub-adviser, Newton Investment Management North America LLC (NIMNA), an affiliate of the Adviser, considers innovation-driven companies to be (i) leading edge companies that, through their intellectual property, provide ground-breaking and/or innovative products and services that can be disruptive and transformative to existing business models and practices and (ii) business enterprises that are positively impacted by the transformation of their business models and practices through the use of such products or services.

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NIMNA considers ground-breaking and/or innovative products and services to be products and services that are new or significantly improved and involve the application of technical and complex new technologies, materials, processes or approaches. Ground-breaking and/or innovative products and services provide unique and/or valuable benefits to business enterprises or consumers, including better performance, efficiency and convenience compared to existing products or services. Consequently, the development and introduction of such products and services can quickly render existing products and services obsolete or outdated, thereby transforming and disrupting the business models and practices of companies. NIMNA believes that companies providing or benefiting from ground-breaking and/or innovative products and services will be positively impacted by the related transformation of their business models and practices. NIMNA also believes that the offering or use of ground-breaking and/or innovative products and services, and the resulting disruption and transformation of business models and practices, could lead to shifts in business enterprise or consumer demand for these and related types of products and services, which could further drive innovation and increase price competition. NIMNA further believes that the offering or use of ground-breaking and/or innovative products and services could have economic benefits, create new jobs, and improve quality of life.

In evaluating innovation-driven companies for potential investment, NIMNA assesses various factors, which may include a company's: investment in research and development; intellectual property portfolio; product or service differentiation; industry recognition; market share or growth; or organizational culture.

NIMNA employs a growth-oriented investment style in managing the fund's portfolio and focuses on individual stock selection. NIMNA selects stocks for the fund by using fundamental research complemented by "thematic insights" to identify companies that it considers to have attractive investment characteristics, such as strong business models and competitive positions, attractive valuation, solid cash flows and balance sheets, high quality management and high sustainable earnings growth. The combination of fundamental research and thematic insights enables NIMNA to better understand the drivers and beneficiaries of innovation and disruption as well as structural headwinds and tailwinds for a company's overall business. Thematic insights refer to overarching or recurring themes, trends or shifts that emerge from NIMNA's research and analysis of global economic information. NIMNA uses thematic insights to complement its fundamental research to better understand potential opportunities, changes and/or risks to a company, industry or sector. NIMNA believes that by using thematic insights and focusing on global investment themes, it can identify opportunities and risks that may not be immediately apparent through traditional financial analysis or company comparisons. NIMNA believes this can help provide a differentiated perspective on companies and the broader economy that highlights potential opportunities peers may overlook and enables NIMNA to identify sustainable growth opportunities over a longer time horizon.

The fund invests principally in common stocks of U.S. companies. The fund considers a U.S. company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, the United States. The fund may invest in securities of companies with any market capitalization. The fund may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more market sectors. As of the date of this Prospectus, the fund expects to invest a significant portion of its assets in securities of companies in the information technology, health care and consumer discretionary sectors.

NIMNA monitors the securities in the fund's portfolio and will consider selling a security if, in NIMNA's opinion, the company's business momentum deteriorates, the security's valuation exceeds NIMNA's valuation of the security and has limited upside potential, better investment opportunities emerge elsewhere, or an event occurs that contradicts NIMNA's rationale for owning the security, such as deterioration in the company's financial fundamentals.

The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Innovation-driven company risk. There can be no assurance that a company identified as an innovation-driven company by NIMNA will ultimately introduce or benefit from a new product or service or that such product or service may not be significantly delayed or have the affect NIMNA anticipated. The returns on a portfolio of securities that are viewed by NIMNA as innovation-driven companies may trail the returns of a portfolio that is not limited to securities of innovation-driven companies. Investing only in securities of innovation-driven companies may affect the fund's exposure to certain types

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of investments and may adversely impact the fund's performance depending on whether such investments are in or out of favor in the market.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

• Information technology sector risk. The information technology sector has been among the most volatile sectors of the stock market. Information technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain information technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled.

• Healthcare sector risk. The healthcare sector is subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies quickly can become obsolete. In addition, companies in the healthcare sector can be significantly affected by patent expirations, pricing pressure, and product liability claims.

• Consumer discretionary sector risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

• Growth stock risk. The fund invests in stocks of companies the sub-adviser believes are growth-oriented stocks (growth stocks). The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

• Market capitalization risk (small-, mid- and large-cap stock risk). To the extent the fund emphasizes investments in small-, mid- or large-cap stocks, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities affecting their business. To the extent the fund invests in small- and mid-cap companies, it will be subject to additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. Smaller companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

• Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.  The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown.

• Management risk. The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

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• Issuer risk. A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

• Authorized participants, market makers and liquidity providers risk. The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

• Fluctuation of net asset value, share premiums and discounts risk. As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

• Trading issues risk. Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.

• New fund risk. The fund is newly organized with limited operating history and there can be no assurance that the fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.

• Non-diversification risk. Because the fund is non-diversified, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

Since the fund does not have a full calendar year of operations, past performance information for the fund is not presented in this prospectus.  Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.  Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.im.bnymellon.com.

Portfolio Management

The fund's investment adviser is BNY Mellon ETF Investment Adviser, LLC and the fund's sub-adviser is Newton Investment Management North America LLC, an affiliate of the Adviser.

John Porter and Edward Walter are the fund's primary portfolio managers, positions they have held since the fund's inception in May, 2023. Mr. Porter is Chief Investment Officer and Head of Equity at NIMNA. Mr. Walter is a portfolio manager and member of NIMNA's research team. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the fund's portfolio.

Purchase and Sale of Fund Shares

The fund will issue (or redeem) fund shares to certain institutional investors known as "Authorized Participants" (typically market makers or other broker-dealers) only in large blocks of fund shares known as "Creation Units". Creation Unit transactions are conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the fund and/or cash.

Individual fund shares may only be purchased and sold on The NASDAQ Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund shares trade at market prices rather than at net asset value, fund shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing

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to accept for shares of the fund (ask) (the "bid-ask spread"). When available, recent information regarding the fund's net asset value, market price, premiums and discounts, and bid-ask spreads will be available at www.im.bnymellon.com.

Tax Information

The fund's distributions are generally taxable as ordinary income or capital gains, except when your investment is through an individual retirement account (IRA), Retirement Plan or other U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase fund shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

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